Note 26 Retained earnings and other reserves (Details) - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of Retained earnings and other reserves [Line Items]
Retained earnings	€ 46,528	€ 40,693
Other reserves	1,805	1,814
Total retained earnings revaluation reserves and other reserves	€ 48,334	€ 42,507